INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2020
INCOME TAXES
Schedule of effective income tax rate reconciliation
	June 30, 2020	June 30, 2019
Taxes calculated at federal rate	21.0%	21.0%
Foreign taxes	(2.9)%	-%
Debt settlement	9.2%	20.2%
Stock compensation	(1.0)%	(7.4)%
Change in valuation allowance	(21.2)%	(21.4)%
State taxes net of federal benefit	(0.1)%	(2.3)%
Revaluation of deferred	-%	-%
Acquisition - domestic	-%	-%
Acquisition - foreign	-%	-%
Goodwill impairment	(2.9)%	(9.5)%
Other adjustments	(2.3)%	0.9%
Provision for income taxes	(0.1)%	1.4%

Schedule of deferred tax asset and liabilities result
	June 30, 2020	June 30, 2019
Deferred Tax Assets
Net operating loss carryforwards	$5,649,000	$3,506,000
Accounts receivable reserve	201,000	110,000
Contribution carryover	995,000	6,000
Section 163 (j) limitation	123,000	51,000
Stock based compensation	1,053,000	-
Accrued interest	127,000	184,000
Contract liabilities	-	1,259,000
Deferred rent	29,000	281,000
Net right-of-use assets	24,000	-
Other accruals	-	-
Total Deferred Tax Assets	8,201,000	5,397,000

Deferred Tax Liabilities
Fixed Assets	(101,000)	(10,000)
Intangibles	(1,775,000)	(2,952,000)
Deferred Revenue	(205,000)	-
Total Deferred Tax Liabilities	(2,081,000)	(2,962,000)
Net Deferred Tax Assets	6,120,000	2,435,000
Valuation Allowance	(6,120,000)	(2,435,000)

Net deferred tax / (liabilities)	$-	$-

Schedule of income tax (benefit) expense
	Current	Deferred	Total
Federal	$-	$(4,595,000)	$(4,595,000)
State	-	(991,000)	(991,000)
Foreign	-	(533,000)	(533,000)
Subtotal	-	(6,119,000)	(6,119,000)
Valuation allowance	-	6,119,000	6,119,000
Total	$-	$-	$-

	Current	Deferred	Total
Federal	$-	$(1,776,000)	$(1,776,000)
State	-	(364,000)	(364,000)
Foreign	-	(294,000)	(294,000)
Subtotal	-	(2,434,000)	(2,434,000)
Valuation allowance	-	2,434,000	2,434,000
Total	$-	$-	$-

Summarizes the net loss by geographic area
	June 30, 2020	June 30, 2019
United States	$(11,295,000)	$(5,393,000)
Foreign	(3,153,000)	(1,405,000)
Loss before income taxes	$(14,448,000)	$(6,798,000)